Derivative Instruments - Effect of Derivatives on Statement of Operations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) instrument	Mar. 31, 2017 USD ($) instrument	Dec. 31, 2017 USD ($) instrument	Dec. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($)
Derivative Instruments
Rarely exceeded margin-to-equity ratio (as a percent)	25.00%		25.00%
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments			$ 3,123,843	$ 13,597,021	$ (13,052,471)
Futures, Forward, and Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (3,548,285)	$ 920,591	$ 3,123,843	$ 13,597,021	(13,052,471)
Futures Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	23,756	45,903	38,106	50,266
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (3,922,179)	$ 1,012,014	$ 3,581,772	$ 15,173,868	(12,143,057)
Futures Contracts | Agriculturals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(736,354)	(646,957)	(2,343,148)	1,009,750	(5,823,922)
Futures Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	112,083	(1,578,888)	(3,320,635)	(2,202,100)	(1,033,607)
Futures Contracts | Energy
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(437,551)	(3,111,188)	(4,612,712)	(4,239,891)	7,578,021
Futures Contracts | Interest rates
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	457,206	(3,155,183)	(8,492,797)	19,692,367	(546,752)
Futures Contracts | Meats
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(108,284)	(7,808)	266,929	(161,655)	40,851
Futures Contracts | Metals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(899,375)	55,883	(1,954,292)	(2,242,748)	(493,305)
Futures Contracts | Soft commodities
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	657,094	377,913	220,619	(785,394)	(1,501,617)
Futures Contracts | Stock indices
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (2,966,998)	$ 9,078,242	$ 23,817,809	$ 4,103,539	(10,362,726)
Forward Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	461	435	585	518
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 79,074	$ (545,656)	$ (2,371,939)	$ 325,950	(2,077,514)
Forward Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	79,074	(545,656)	(2,371,940)	325,950	(2,077,514)
Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 294,820	$ 454,233	$ 1,914,010	$ (1,902,797)	$ 1,168,100